Business, Liquidity and Summary of Significant Accounting Policies (Details 5)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	30,296,919	17,302,430
Stock options outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	1,084,106	284,829
Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	21,212,813	17,017,601
Common shares underlying Series C convertible preferred stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive securities	8,000,000